CEMETERY PROPERTY	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
CEMETERY PROPERTY
5.	CEMETERY PROPERTY

Cemetery property consisted of the following at the dates indicated (in thousands):

	March 31, 2020	December 31, 2019
Cemetery land	$235,568	$249,260
Mausoleum crypts and lawn crypts	68,060	71,345

Cemetery property	$303,628	$320,605

5.	CEMETERY PROPERTY

Cemetery property consisted of the following at the dates indicated (in thousands):

	December 31, 2019	December 31, 2018
Cemetery land	$249,260	$255,708
Mausoleum crypts and lawn crypts	71,345	75,429

Cemetery property	$320,605	$331,137

The Company recorded an impairment of cemetery property during the years ended December 31, 2019 and 2018. For further details see Note 3 Impairment and Other Losses of this Annual Report.